Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2011 Unaudited
Allowance for doubtful trade accounts receivable	$ 7,245	$ 7,245	$ 7,245
Preferred stock: Series D, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock: Series D, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock: Series D, shares issued
Preferred stock: Series D, shares outstanding
Common stock: Class A, par value	$ 0.01	$ 0.01	$ 0.01
Common stock: Class A, shares authorized	40,000,000	40,000,000	40,000,000
Common stock: Class A, shares issued	9,713,099	8,971,638	9,761,129
Common stock: Class A, shares outstanding	9,713,099	8,971,638	9,761,129